Mineral property, plant and equipment	3 Months Ended
Nov. 30, 2024
Mineral Property Plant And Equipment
Mineral property, plant and equipment

7.	Mineral property, plant and equipment

	Exploration and evaluation expenditures(1)	Mineral properties	Processing plant and related infrastructure	Machinery and equipment(2)	Right- of-use assets	Other(3)	Total
Cost
As at August 31, 2024	$2,281	$48,161	$29,948	$2,041	$1,721	$192	$84,344
Additions	431	1,217	1,235	127	2,352	-	5,362
As at November 30, 2024	2,712	49,378	31,183	2,168	4,073	192	89,706
Accumulated depreciation
As at August 31, 2024	$-	$2,876	$2,465	$1,067	$38	$81	$6,527
Depreciation	-	412	112	72	162	5	763
As at November 30, 2024	-	3,288	2,577	1,139	200	86	7,290
Net book value
As at August 31, 2024	$2,281	$45,285	$27,483	$974	$1,683	$111	$77,817
As at November 30, 2024	2,712	46,090	28,606	1,029	3,873	106	82,416

(1)	Represents exploration and evaluation expenditures related to the Anfield and Stamford Bridge deposits on the Buckreef property.
(2)	Includes automotive and computer equipment and software.
(3)	Includes leasehold improvements